11. NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012
Notes Payable Tables
2013	$ 18,000
2014	19,000
2015	3,940,000
2016	20,000
2017	21,000
Thereafter	8,000
Total future principal payments	$ 4,026,000